Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	58,782.63
Total Transaction Valuation	675,662,424.12
Total Offset Amount	0.00
Net Fee	$ 58,782.63
Offering Table N/A
Offset Table N/A	N/A